Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax liabilities	Note	2017	2018
At January 1		493	1,079
Deferred tax recognized on acquisition	5	719	-
Foreign exchange		91	(52)
Released to profit or loss		(224)	(282)
At December 31		1,079	745

Deferred tax assets	2017	2018
At January 1	493	1,079
Deferred tax recognized	719	-
Foreign exchange	91	(52)
Released to profit or loss	(224)	(282)
At December 31	1,079	745
Deferred tax, net
At December 31	-	-

Summary of Trading Losses
	Local currency	2017	2017	2018	2018
		Local ‘m	$’m	Local ‘m	$’m
UK trading losses	GBP	136	184	259	331
US Net Operating Losses (“NOL”)	USD	29	29	34	34
Brazil trading losses	BRL	42	13	49	13
Japan trading losses	JPY	463	4	274	2
Hong Kong trading losses	HKD	16	2	14	2
		686	232	630	382